GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF
Goldman Sachs Access U.S. Treasury Bond ETF
(each a “Fund” and together, the “Funds”)
Supplement dated December 30, 2024 to the
Prospectus
dated December 29, 2024, as supplemented to date
Effective January 31, 2025, the Funds’ Prospectus is revised as follows:
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
The following replaces in its entirety the “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381
The following replaces in its entirety the “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The Index is a rules-based index that is designed to measure the performance of investment grade and high yield bonds issued by emerging market governments or quasi-government entities denominated in U.S. dollars (“USD”) that meet certain liquidity criteria. As of November 30, 2024, there were 568 constituents in the Index and the Index had a weighted average maturity of 12.02 years.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the sovereign, sovereign guaranteed and government-sponsored sectors of the FTSE Emerging Markets Broad Bond Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes sovereign and quasi-sovereign debt issued in USD with a minimum of $500 million and $250 million outstanding, respectively, that is rated at least C by S&P Global Ratings (“S&P”) or Ca by Moody’s Investors Service, Inc. (“Moody’s”). Only constituents of the Reference Index that have a minimum issue equivalent of $500 million outstanding and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a governance ranking to the Universe. Issuers are ranked by improvement or deterioration in governance based on the Worldwide Governance Indicators. Based on this ranking, the bottom 10% of issuing countries are reweighted so that their market capitalizations are reduced by half. Rankings of quasi-government bonds are based on the country of domicile.

The weight of each country within the Universe is capped at 5%. A maturity bucketing process is used to approximate the average effective duration of the Reference Index.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the governance factors.
As of November 30, 2024, issuers from 42 emerging market countries were included in the Index. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. The countries included in the Index may change over time. The percentage of the portfolio exposed to any country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times.
The securities included in the Index include non-investment grade fixed income securities (commonly known as “junk bonds”). Non-investment grade fixed income securities in the Index are securities rated below BBB- by S&P or Baa3 by Moody’s.
The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, governance characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces the table and accompanying footnotes under “Goldman Sachs Access High Yield Corporate Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
The following replaces in its entirety the “Goldman Sachs Access High Yield Corporate Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192
The following replaces in its entirety the “Goldman Sachs Access High Yield Corporate Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The Index is a rules-based index that is designed to measure the performance of high yield corporate bonds denominated in U.S. dollars (“USD”) that meet certain liquidity criteria. “High yield” bonds are bonds that are rated below investment grade and are commonly referred to as “junk bonds.” As of November 30, 2024, there were 912 constituents in the Index and the Index had a weighted average maturity of 4.79 years.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US High-Yield Market Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes high yield corporate bonds issued by companies domiciled in the United States or Canada that have a minimum of one year to maturity and are rated a maximum of BB+ by S&P Global Ratings (“S&P”) and Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) and a minimum of C by S&P or Ca by Moody’s if not rated by S&P. Only constituents of the Reference Index that have a minimum of $250 million outstanding and from issuers with at least two eligible bonds outstanding, are included in the Universe.
Step 2
In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in debt service and leverage. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by reweighting the issuers within the lowest 15% composite rank so that their market capitalizations are reduced by half.
A maturity bucketing process is used to approximate the average effective duration of the Reference Index.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.08%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
The following replaces in its entirety the “Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$8	$26	$45	$103
The following replaces in its entirety the “Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The Index is a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in U.S. dollars (“USD”) with remaining maturities between one and five years that meet certain liquidity criteria.
As of November 30, 2024, there were 2,509 constituents in the Index and the Index had a weighted average maturity of 2.88 years.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Corporate Bond Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines a universe of potential Index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). Only corporate bond constituents of the Reference Index that have a minimum of $250 million outstanding, remaining maturities between one and five years, and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage, subject to certain exceptions. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by reweighting the issuers within the lowest 10% composite rank so that their market capitalizations are reduced by half.

A maturity bucketing process is used to approximate the average effective duration of constituents of the Reference Index with remaining maturities between one and five years.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Investment Grade Corporate Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.08%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
The following replaces in its entirety the “Goldman Sachs Access Investment Grade Corporate Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$8	$26	$45	$103
The following replaces in its entirety the “Goldman Sachs Access Investment Grade Corporate Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The Index is a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in U.S. dollars (“USD”) that meet certain liquidity criteria. As of November 30, 2024, there were 3,388 constituents in the Index and the Index had a weighted average maturity of 10.83 years.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Corporate Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). Only corporate bond constituents of the Reference Index that have a minimum of $250 million outstanding and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by reweighting the issuers within the lowest 10% composite rank so that their market capitalizations are reduced by half.
A maturity bucketing process is used to approximate the average effective duration of the Reference Index.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).

The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces the table and accompanying footnotes under “Goldman Sachs Access U.S. Aggregate Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expense	0.02%
Total Annual Fund Operating Expenses[2]	0.10%
Fee Waiver[3]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver	0.08%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[3]
The Investment Adviser has agreed to waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests. This arrangement will remain in effect through at least December 29, 2025, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Access U.S. Aggregate Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$8	$30	$54	$126
The following replaces in its entirety the “Goldman Sachs Access U.S. Aggregate Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. To-Be-Announced (“TBA”) transactions representing securities included in the Fund’s underlying index are counted towards the Fund’s 80% investment policy.
The Index is a rules-based index that is designed to measure the performance of investment grade, U.S. dollar (“USD”)-denominated bonds issued in the United States that meet certain liquidity criteria.
The Index consists of the following fixed income asset class sectors: corporate bonds, mortgage-backed securities, U.S. Treasury Securities (as defined below), government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities. As of November 30, 2024, there were 9,004 constituents in the Index and the Index had a weighted average maturity of 8.21 years. In addition, as of November 30, 2024, the percentage breakdown of bonds included in the Index was as follows: corporate bonds 25.29%, mortgage-backed securities 24.88%, U.S. Treasury Securities 44.25%, asset-backed securities 0.12%, government-sponsored securities 1.59%, non-U.S. sovereign and provincial securities 3.86%.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Index (the “Reference Index”), using concepts developed with Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to constituents of the Reference Index as described below. All constituents of the Reference Index must have a minimum of one year to maturity and are rated at least BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”).
Corporate Bonds:
Corporate bonds that are included in the Reference Index must have a minimum of $250 million outstanding. Only corporate bonds within the Reference Index from issuers with at least two eligible bonds outstanding are included in the Universe.

Mortgage-Backed Securities:
Mortgage-backed securities that are included in the Reference Index must have a minimum issuer size of $250 million. Only mortgage-backed securities within the Reference Index that have a minimum of $1 billion outstanding per origination year generic when the coupon has a minimum amount outstanding of $5 billion are included in the Universe.
U.S. Treasury Securities, Government-Sponsored Securities, Non-U.S. Sovereign and Provincial Securities and Asset-Backed Securities:
U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities that are included in the Reference Index must have a minimum of $5 billion (excluding Federal Reserve holdings), $1 billion, $500 million and $250 million outstanding, respectively. All U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities within the Reference Index are included in the Universe, except for callable zero coupon bonds, and bonds callable less than one year from the issue date. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government.
Step 2
In the second step, the Index Provider applies specified fundamental factor rankings to each type of constituents in the Universe as described below.
Corporate Bonds:
Corporate bond issuers within the Universe are grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage, subject to certain exceptions. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by reweighting the issuers within the lowest 10% composite rank so that their market capitalizations are reduced by half. An issuer weight cap is applied to each Index constituent.
A maturity bucketing process is used to approximate the average effective duration of the Reference Index.
Mortgage-Backed Securities:
Mortgage-backed securities within the Universe are grouped by issuer agency and are ranked within each issuer agency group based on “convexity” The most “negatively convex” mortgage-backed securities within each issuer agency group are reweighted so that the market capitalization of the bottom 10% of the most “negatively convex” securities are reduced by half (“negative convexity” refers to the tendency for a security’s price to fall when interest rates fall). The weights of the remaining mortgage-backed securities in the Index are determined according to their market capitalizations within the Reference Index, and the weight of each issuer agency group is adjusted to match the weighted average effective duration of such group within the Reference Index.
U.S. Treasury Securities, Government-Sponsored Securities, Non-U.S. Sovereign and Provincial Securities and Asset-Backed Securities:
U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities within the Universe are included in the Index in accordance with their market capitalizations.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the corporate bond constituents of the Index on the basis of the fundamental factors (as described above).
The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may invest in mortgage-backed securities included in the Index through TBA transactions. TBA transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including, for TBA mortgage-backed securities, issuer, rate and mortgage terms.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.08%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.

The following replaces in its entirety the “Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$8	$26
The following replaces in its entirety the “Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The Index is a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in U.S. dollars (“USD”) with remaining maturities of at least ten years that meet certain liquidity criteria. As of November 30, 2024, there were 2,821 constituents in the Index and the Index had a weighted average maturity of 22.30 years.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Corporate Bond Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines a universe of potential Index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). Only corporate bond constituents of the Reference Index that have a minimum of $250 million outstanding, remaining maturities of at least ten years, and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage, subject to certain exceptions. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by reweighting the issuers within the lowest 10% composite rank so that their market capitalizations are reduced by half and leaving the remaining issuers’ market capitalizations unchanged. An issuer weight cap is applied to each Index constituent.
A maturity bucketing process is used to approximate the average effective duration of constituents of the Reference Index.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces the table and accompanying footnotes under “Goldman Sachs Access U.S. Treasury Bond ETF—Summary—Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.07%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.

The following replaces in its entirety the “Goldman Sachs Access U.S. Treasury Bond ETF—Summary—Expense Example” section:
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$7	$23
The following replaces in its entirety the “Goldman Sachs Access U.S. Treasury Bond ETF—Summary—Principal Investment Strategies” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The Index is a rules-based index designed to measure the performance of fixed-rate U.S. Treasury Securities. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Fund expects to invest 100% of its assets in (i) U.S. Treasury Securities and (ii) cash. As of November 30, 2024, there were 201 issues in the Index and the Index had a weighted average maturity of 7.27 years.
The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US Broad Investment-Grade Treasury Bond Index (the “Reference Index”), using concepts developed with Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology.
The Index Provider defines a universe of potential Index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. U.S. Treasury Securities that are included in the Reference Index must have a minimum of $5 billion outstanding (before taking into account the Federal Reserve System Open Market Account (“SOMA”) holdings). Only fixed-rate U.S. Treasury Security constituents of the Reference Index are included in the Universe.
These U.S. Treasury Securities are divided into “maturity sectors” according to their weighted average maturities. The weight of each U.S. Treasury Security within its maturity sector is determined through an optimization process with the goal of maximizing projected one-month return net of transaction costs subject to a cap on volatility.
The Index is normally rebalanced on the last business day of each month.
The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access Emerging Markets USD Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund seeks to provide investment results that closely correspond, before fees and expense, to the performance of the FTSE Goldman Sachs Emerging Markets USD Bond Index, a rules-based index that is designed to measure the performance of investment grade and high yield bonds issued by emerging market governments or quasi-government entities denominated in USD that meet certain liquidity criteria.
As of November 30, 2024, there were 568 constituents in the Index and the Index had a weighted average maturity of 12.02 years. The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the sovereign, sovereign guaranteed and government-sponsored sectors of the FTSE Emerging Markets Broad Bond Index (the “Reference Index”) using concepts developed with GSAM.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines the Universe by applying specified criteria to the constituents of the Reference Index. The Reference Index includes sovereign and quasi-sovereign debt issued in USD with a minimum of $500 million and $250 million outstanding, respectively, that is rated at least C by S&P or Ca by Moody’s. Quasi-sovereign debt includes issuers that are government-sponsored entities or government-guaranteed entities.

Only constituents of the Reference Index that have a minimum issue equivalent of $500 million outstanding and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a governance ranking to the Universe. Issuers are ranked by improvement or deterioration in governance based on equally weighted Worldwide Governance Indicators, produced by the World Bank, which may include measures of political stability and government effectiveness. Based on this ranking, the bottom 10% of issuing countries are reweighted so that their initial market capitalizations are reduced by half. Rankings of quasi-government bonds are based on the country of domicile.
The sovereign, sovereign guaranteed and government-sponsored bonds are then divided into two maturity buckets based on the weighted average life of the relevant sector of the Reference Index, after which the weights of each maturity bucket are adjusted to match the weighted average effective duration of the relevant sector of the Reference Index. Within each maturity bucket, constituents are assigned weights in proportion to their adjusted market capitalization.
The weight of each country is capped at 5%. In addition, if there are 20 or fewer countries remaining in the Index, no countries will be reweighted based on the governance factors.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituent securities on the basis of the governance factors.
As of November 30, 2024, issuers from 42 emerging market countries were included in the Index. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. The countries included in the Index may change over time. The percentage of the portfolio exposed to any country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times.
The securities included in the Index include non-investment grade fixed income securities (commonly known as “junk bonds”). Non-investment grade fixed income securities in the Index are securities rated below BBB-by S&P and Baa3 by Moody’s.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access High Yield Corporate Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs High Yield Corporate Bond Index, a rules-based index that is designed to measure the performance of high yield corporate bonds denominated in USD that meet certain liquidity criteria. “High yield” bonds are bonds that are rated below investment grade and are commonly referred to as “junk bonds.” As of November 30, 2024, there were 912 constituents in the Index and the Index had a weighted average maturity of 4.79 years.
The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the FTSE US High-Yield Market Index (the “Reference Index”) using concepts developed with GSAM. As a user of the Index, GSAM may, from time to time, provide feedback or make suggestions that may result in changes to the Index. However, ultimate decision-making authority regarding index methodology changes will be retained by the Index Provider.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines the Universe by applying specified criteria to the constituents of the Reference Index. The Reference Index includes high yield corporate bonds issued by companies domiciled in the United States or Canada that have a minimum of one year to maturity and are rated a maximum of BB+ by S&P and Ba1 by Moody’s and a minimum of C by S&P or Ca by Moody’s if not rated by S&P. Only constituents of the Reference Index that have a minimum of $250 million outstanding and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials (e.g., banks and insurance), industrials (e.g., manufacturing, energy and services) and utilities (e.g., telecom and electricity). Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in debt service and leverage. Debt service is measured by debt to earnings before interest, taxes, amortization and depreciation (“Debt to EBITDA”), while leverage is measured by debt to enterprise value (“Debt to EV”). The Index Provider ranks each issuer based on the two fundamental factors, negatively by debt service and leverage, accounting for market capitalization. The percentile rankings with respect to each fundamental factor are combined to calculate each issuer’s composite rank. The bottom 15% of the issuers from the composite rank are reweighted so that their market capitalizations are reduced by half while the market capitalization of the remaining 85% and the bonds of issuers that satisfy the criteria in Step 1 but for which neither fundamental factor is available remain unchanged.

The bonds are then divided into two maturity buckets based on the weighted average life of the Reference Index, after which the weights of each maturity bucket are adjusted to match the weighted average effective duration of the Reference Index. Within each maturity bucket, constituents are assigned weights in proportion to their adjusted market capitalization.
Issuer weights are capped at 3% for issuers with fundamental factors and 2% for issuers where fundamental factors are not observable.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index (the “Index”). The Index is a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in USD with remaining maturities between one and five years that meet certain liquidity criteria.
As of November 30, 2024, there were 2,509 constituents in the Index and the Index had a weighted average maturity of 2.88 years.
The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Corporate Bond Index (the “Reference Index”) using concepts developed with GSAM. As a user of the Index, GSAM may, from time to time, provide feedback or make suggestions that may result in changes to the Index. However, ultimate decision-making authority regarding index methodology changes will be retained by the Index Provider.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines the Universe by applying specified criteria to the constituents of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by S&P or Baa3 by Moody’s. Only corporate bond constituents of the Reference Index that have a minimum of $250 million outstanding, remaining maturities between one and five years, and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
Corporate bond issuers within the Universe are grouped into three broad industry groups: financials (e.g., banks and insurance), industrials (e.g., manufacturing, energy and services) and utilities (e.g., telecom and electricity). Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage. Operating margin is measured by earnings before interest and taxes margin, while leverage is measured by debt to enterprise value. The Index Provider ranks each issuer based on the two fundamental factors, positively by operating margin and negatively by leverage, accounting for market capitalization. The percentile rankings with respect to each fundamental factor are combined to calculate each issuer’s composite rank. When only one fundamental factor is available for an issuer, the percentile ranking for that fundamental factor will be used to calculate the issuer’s composite rank. The bottom 10% of the issuers from the composite rank within each industry group are reweighted such that their market capitalizations are reduced by half, and the market capitalizations of the top 90%, together with bonds of issuers that satisfy the criteria in Step 1 but for which neither fundamental factor is available, are left unchanged. The corporate bond issuers included in the Index are market-capitalization weighted.
The bonds are then divided into two maturity buckets based on the weighted average life of the Reference Index, after which the weights of each maturity bucket are adjusted to match the weighted average effective duration of the Reference Index. Within each maturity bucket, constituents are assigned weights in proportion to their adjusted market capitalization. In addition, issuer weights are capped at 5% for issuers with fundamental factors and 3% for issuers where fundamental factors are not observable.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access Investment Grade Corporate Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs Investment Grade Corporate Bond Index, a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in USD that meet certain liquidity criteria. As of November 30, 2024, there were 3,388 constituents in the Index and the Index had a weighted average maturity of 10.83 years.
The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Corporate Index (the “Reference Index”) using concepts developed with GSAM. As a user of the Index, GSAM may, from time to time, provide feedback or make suggestions that may result in changes to the Index. However, ultimate decision-making authority regarding index methodology changes will be retained by the Index Provider.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines the Universe by applying specified criteria to the constituents of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB-by S&P or Baa3 by Moody’s. Only corporate bond constituents of the Reference Index that have a minimum of $250 million outstanding and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials (e.g., banks and insurance), industrials (e.g., manufacturing, energy and services) and utilities (e.g., telecom and electricity). Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage. Operating margin is measured by earnings before interest and taxes margin (“EBIT Margin”), while leverage is measured by debt to enterprise value (“Debt to EV”). The Index Provider ranks each issuer based on the two fundamental factors, positively by change in EBIT Margin and negatively by change in Debt to EV, accounting for market capitalization. The percentile rankings with respect to each fundamental factor are combined to calculate each issuer’s composite rank. The bottom 10% of the issuers from the composite rank are reweighted such that their market capitalizations are reduced by half, and the market capitalizations of the top 90% together with bonds of issuers that satisfy the criteria in Step 1 but for which neither fundamental factor is available, are left unchanged.
The bonds are then divided into two maturity buckets based on the weighted average life of the Reference Index, after which the weights of each maturity bucket are adjusted to match the weighted average effective duration of the Reference Index. Within each maturity bucket, constituents are assigned weights in proportion to their adjusted market capitalization.
Issuer weights are capped at 5% for issuers with fundamental factors and 3% for issuers where fundamental factors are not observable.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access U.S. Aggregate Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. TBA transactions representing securities included in the Fund’s underlying index are counted towards the Fund’s 80% investment policy. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs US Broad Bond Market Index (the “Index”). The Index is a rules-based index that is designed to measure the performance of investment grade, USD-denominated bonds issued in the United States that meet certain liquidity criteria. The Index consists of the following fixed income asset class sectors: corporate bonds, mortgage-backed securities, U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities. As of November 30, 2024, there were 9,004 constituents in the Index and the Index had a weighted average maturity of 8.21 years. In addition, as of November 30, 2024, the percentage breakdown of bonds included in the Index was as follows: corporate bonds 25.29%, mortgage-backed securities 24.88%, U.S. Treasury Securities 44.25%, asset-backed securities 0.12%, government-sponsored securities 1.59%, non-U.S. sovereign and provincial securities 3.86%.
The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Index (the “Reference Index”), using concepts developed with GSAM. As a user of the Index, GSAM may, from time to time, provide feedback or make suggestions that may result in changes to the Index. However, ultimate decision-making authority regarding index methodology changes will be retained by the Index Provider.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines the Universe by applying specified criteria to constituents of the Reference Index as described below. All constituents of the Reference Index must have a minimum of one year to maturity and are rated at least BBB- by S&P or Baa3 by Moody’s.
Corporate Bonds:
Corporate bonds that are included in the Reference Index must have a minimum of $250 million outstanding. Only corporate bonds within the Reference Index from issuers with at least two eligible bonds outstanding are included in the Universe.
Mortgage-Backed Securities:
Mortgage-backed securities that are included in the Reference Index must have a minimum issuer size of $250 million. Only mortgage-backed securities within the Reference Index that have a minimum of $1 billion outstanding per origination year generic when the coupon has a minimum amount outstanding of $5 billion are included in the Universe.
U.S. Treasury Securities, Government-Sponsored Securities, Non-U.S. Sovereign and Provincial Securities and Asset-Backed Securities:
U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities that are included in the Reference Index must have a minimum of $5 billion (excluding Federal Reserve holdings), $1 billion, $500 million and $250 million outstanding, respectively. All U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities within the Reference Index are included in the Universe, except for callable zero coupon bonds, and bonds callable less than one year from the issue date.
Step 2
In the second step, the Index Provider applies specified fundamental factor rankings to each type of constituents in the Universe as described below.
Corporate Bonds:
Corporate bond issuers within the Universe are grouped into three broad industry groups: financials (e.g., banks and insurance), industrials (e.g., manufacturing, energy and services) and utilities (e.g., telecom and electricity). Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage. Operating margin is measured by earnings before interest and taxes margin, while leverage is measured by debt to enterprise value. The Index Provider ranks each issuer based on the two fundamental factors, positively by operating margin and negatively by leverage, accounting for market capitalization. The percentile rankings with respect to each fundamental factor are combined to calculate each issuer’s composite rank. When only one fundamental factor is available for an issuer, the percentile ranking for that fundamental factor will be used to calculate the issuer’s composite rank. The bottom 10% of the issuers from the composite rank within each industry group are reweighted such that their market capitalizations are reduced by half, and the market capitalizations of the top 90%, together with bonds of issuers that satisfy the criteria in Step 1 but for which neither fundamental factor is available, are left unchanged.
The corporate bond issuers included in the Index are market-capitalization weighted. The bonds are divided into two maturity buckets based on weighted average life of the corporate sector of the Reference Index, after which the weights of the maturity buckers are adjusted to match the weighted average effective duration of the corporate sector of the Reference Index. Within each maturity bucket, constituents are assigned weights in proportion to their adjusted market capitalization. In addition, issuer weights are capped at 5% for issuers with fundamental factors and 3% for issuers where fundamental factors are not observable.
Mortgage-Backed Securities:
Mortgage-backed securities within the Universe are grouped by issuer agency and are ranked within each issuer agency group based on “convexity”. The most “negatively convex” mortgage-backed securities within each issuer agency group are reweighted so that the market capitalization of the bottom 10% of the most “negatively convex” securities are reduced by half (“negative convexity” refers to the tendency for a security’s price to fall when interest rates fall). The weights of the remaining mortgage-backed securities in the Index are determined according to their market capitalizations within the Reference Index, and the weight of each issuer agency group is adjusted to match the weighted average effective duration of such group within the Reference Index.
U.S. Treasury Securities, Government-Sponsored Securities, Non-U.S. Sovereign and Provincial Securities and Asset-Backed Securities:
U.S. Treasury Securities, government-sponsored securities, non-U.S. sovereign and provincial securities and asset-backed securities within the Universe are included in the Index in accordance with their market capitalizations.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the corporate bond constituents of the Index on the basis of the fundamental factors (as described above).
The Fund may invest in mortgage-backed securities included in the Index through TBA transactions. TBA transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including, for TBA mortgage-backed securities, issuer, rate and mortgage terms.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of FTSE Goldman Sachs US Investment-Grade Corporate Bond 10+ Years Index (the “Index”). The Index is a rules-based index that is designed to measure the performance of investment grade, corporate bonds denominated in USD with remaining maturities of at least ten years that meet certain liquidity criteria. As of November 30, 2024, there were 2,821 constituents in the Index and the Index had a weighted average maturity of 22.30 years.
The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the FTSE US Broad Investment-Grade (USBIG®) Corporate Bond Index (the “Reference Index”) using concepts developed with GSAM. As a user of the Index, GSAM may, from time to time, provide feedback or make suggestions that may result in changes to the Index. However, ultimate decision-making authority regarding index methodology changes will be retained by the Index Provider.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, the Index Provider defines the Universe by applying specified criteria to the constituents of the Reference Index. The Reference Index includes investment grade corporate bonds that have a minimum of one year to maturity and are rated at least BBB- by S&P or Baa3 by Moody’s. Only corporate bond constituents of the Reference Index that a minimum of $250 million outstanding, remaining maturities of at least ten years, and from issuers with at least two eligible bonds outstanding are included in the Universe.
Step 2
Corporate bond issuers within the Universe are grouped into three broad industry groups: financials (e.g., banks and insurance), industrials (e.g., manufacturing, energy and services) and utilities (e.g., telecom and electricity). Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in operating margin and leverage. Operating margin is measured by earnings before interest and taxes margin, while leverage is measured by debt to enterprise value. The Index Provider ranks each issuer based on the two fundamental factors, positively by operating margin and negatively by leverage, accounting for market capitalization. The percentile rankings with respect to each fundamental factor are combined to calculate each issuer’s composite rank. When only one fundamental factor is available for an issuer, the percentile ranking for that fundamental factor will be used to calculate the issuer’s composite rank. The bottom 10% of the issuers from the composite rank within each industry group are reweighted such that their market capitalizations are reduced by half, and the market capitalizations of the top 90%, together with bonds of issuers that satisfy the criteria in Step 1 but for which neither fundamental factor is available, are left unchanged.
The bonds are then divided into two maturity buckets based on the weighted average life of the Reference Index, after which the weights of each maturity bucket are adjusted to match the weighted average effective duration of the Reference Index. Within each maturity bucket, constituents are assigned weights in proportion to their adjusted market capitalization.
The corporate bond issuers included in the Index are market-capitalization weighted. In addition, issuer weights are capped at 5% for issuers with fundamental factors and 3% for issuers where fundamental factors are not observable.
The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above).
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Access U.S. Treasury Bond ETF” section:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs US Treasury Index (the “Index”). The Index is a rules-based index designed to measure the performance of fixed rate U.S. Treasury Securities. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Fund expects to invest 100% of its assets in (i) U.S. Treasury Securities and (ii) cash. As of November 30, 2024, there were 201 issues in the Index and the Index had a weighted average maturity of 7.27 years.
The Index is a custom index that is owned and calculated by FTSE, a trading name of the LSE Group. The Index is based on the FTSE US Broad Investment-Grade Treasury Bond Index (the “Reference Index”), using concepts developed with GSAM.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index Provider constructs the Index in accordance with a rules-based methodology.
The Index Provider defines the Universe by applying specified criteria to the constituents of the Reference Index. U.S. Treasury Securities that are included in the Reference Index must have a minimum of $5 billion outstanding (before taking into account SOMA holdings). Only fixed-rate U.S. Treasury Securities within the Reference Index are included in the Universe.
These U.S. Treasury Securities are divided into “maturity sectors” according to their weighted average maturities. The weight of each U.S. Treasury Security within its maturity sector is determined through an optimization process with the goal of maximizing projected one-month return net of transaction costs subject to a cap on volatility.
The Index is normally rebalanced on the last business day of each month.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time. The U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.
THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.
This Supplement should be retained with your Prospectus for future reference.

ACCESSFEESTK 12-24